Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance income and costs
Schedule of financial income

	For the year ended
	December 31,
	2022	2021	2020
Interest on term deposits	215,910	204,497	51,857
Interest accrued on loans to related parties (Note 30(c))	—	782	947
Interest accrued on loan to third party	—	2,807	—
Net gain on financial assets measured at fair value through profit and loss (Note 9(a))	—	34,508	150
Other interest income	53	514	6,375
Total finance income	215,963	243,108	59,329

Schedule of financial costs

	For the year ended
	December 31,
	2022	2021	2020
Interest accrued on bank loan (Notes 22(a), 22(c))	(488,085)	(342,425)	(357,377)
Interest accrued on non-convertible bonds (Notes 22(b), 22(c))	(271,360)	(270,442)	(12,543)
Interest accrued on lease liabilities (Notes 24, 22(c))	(17,912)	(20,466)	(26,334)
Interest accrued on loans from related parties (Note 30 (c), 22(c))	(121)	(572)	—
Other interest costs	(17,883)	(25,674)	(13,291)
Total finance costs	(795,361)	(659,579)	(409,545)